INTEREST BEARING LOANS AND BORROWINGS - Schedule of Assets Pledged (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Vessels	$ 4,633,169	$ 3,650,652
Vessels and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Vessels	4,573,881	3,600,372
Vessels and equipment | Pledged as collateral
Disclosure of detailed information about property, plant and equipment [line items]
Vessels	$ 4,632,901	$ 3,650,325